Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Our general practice is to not grant equity awards in anticipation of the release of material nonpublic information or time the release of material nonpublic information for the purpose of affecting the value of executive compensation. The Compensation Committee uses its business judgment to determine the size of our equity awards and would consider any material nonpublic information that is known to the Committee before granting an award. Although we do not have a formal policy with respect to the timing of our equity award grants, we expect that going forward the Committee will grant awards on a predetermined annual schedule. During the fiscal year ended December 31, 2025, none of our named executive officers were granted options during the period beginning four business days before the filing of a periodic report on Form 10-Q or Form 10-K, or the filing or furnishing of a current report on Form 8-K that disclosed material nonpublic information, and ending one business day after the filing or furnishing of such report.

Award Timing Method	Our general practice is to not grant equity awards in anticipation of the release of material nonpublic information or time the release of material nonpublic information for the purpose of affecting the value of executive compensation. The Compensation Committee uses its business judgment to determine the size of our equity awards and would consider any material nonpublic information that is known to the Committee before granting an award. Although we do not have a formal policy with respect to the timing of our equity award grants, we expect that going forward the Committee will grant awards on a predetermined annual schedule.
Award Timing Predetermined	false
Award Timing MNPI Considered	true
Award Timing, How MNPI Considered	Although we do not have a formal policy with respect to the timing of our equity award grants, we expect that going forward the Committee will grant awards on a predetermined annual schedule.
MNPI Disclosure Timed for Compensation Value	false